Significant Accounting Policies (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Thai Baht [Member]
Statement Line Items [Line Items]
Period End Rate	0.0325		0.0307	0.0306
Average Rate	0.0318	0.0314	0.0309	0.0296
Hong Kong Dollar [Member]
Statement Line Items [Line Items]
Period End Rate	0.1280		0.1280	0.1280
Average Rate	0.1280	0.1280	0.1280	0.1280